                          STATE FARM MUTUAL FUND TRUST

State Farm Equity Fund                 State Farm Tax Advantaged Bond Fund
State Farm Small Cap Equity Fund       State Farm Money Market Fund
State Farm International Equity Fund   State Farm LifePath(R) Income Fund
State Farm S&P 500(R) Index Fund       State Farm LifePath 2010(R) Fund
State Farm Small Cap Index Fund        State Farm LifePath 2020(R) Fund
State Farm International Index Fund    State Farm LifePath 2030(R) Fund
State Farm Equity and Bond Fund        State Farm LifePath 2040(R) Fund
State Farm Bond Fund

                         Class A Shares - Class B Shares
 March 25, 2005 Supplement to the Class A/Class B Prospectus dated May 1, 2004, as supplemented October 1, 2004.

On March 18, 2005, the Board of Trustees of the Trust ("the Board") unanimously approved the appointment of Capital Guardian Trust Company as investment sub-adviser to the Equity Fund series of the Trust. At that meeting, the Board also approved the Small Cap Index Fund and International Index Fund (the "Index Funds") each ceasing to be feeder funds that invest their assets exclusively into corresponding series of an unaffiliated master fund. As a result, the Board authorized each Index Fund to engage in a liquidating redemption from the corresponding series of the master fund into which each currently invests, for each Index Fund to invest their assets directly into securities (as opposed solely to shares of another investment company) and for a new investment sub-adviser, The Northern Trust Company, to become directly responsible for the day-to-day portfolio management of the Index Funds, subject to the supervision of the Board and State Farm Investment Management Corp., the investment adviser to the Index Funds.

Each of the actions described above will only become effective at the time of approval by the shareholders of each effected series of the Trust. As a result, the Board also unanimously determined to seek shareholder approval of the above proposals at a special meeting of shareholders, which is anticipated to be held on June 17, 2005. The Board further anticipates that shareholders of the Trust will receive a proxy statement describing each of the above proposals, as well as other proposals relating to the Trust, on or about April 22, 2005.

120-6345f

                          STATE FARM MUTUAL FUND TRUST

State Farm Equity Fund                 State Farm Tax Advantaged Bond Fund
State Farm Small Cap Equity Fund       State Farm Money Market Fund
State Farm International Equity Fund   State Farm LifePath(R) Income Fund
State Farm S&P 500(R) Index Fund       State Farm LifePath 2010(R) Fund
State Farm Small Cap Index Fund        State Farm LifePath 2020(R) Fund
State Farm International Index Fund    State Farm LifePath 2030(R) Fund
State Farm Equity and Bond Fund        State Farm LifePath 2040(R) Fund
State Farm Bond Fund

                              Institutional Shares
  March 25, 2005 Supplement to the Institutional Class Prospectus dated May 1,
                     2004, as supplemented October 1, 2004.

On March 18, 2005, the Board of Trustees of the Trust ("the Board") unanimously approved the appointment of Capital Guardian Trust Company as investment sub-adviser to the Equity Fund series of the Trust. At that meeting, the Board also approved the Small Cap Index Fund and International Index Fund (the "Index Funds") each ceasing to be feeder funds that invest their assets exclusively into corresponding series of an unaffiliated master fund. As a result, the Board authorized each Index Fund to engage in a liquidating redemption from the corresponding series of the master fund into which each currently invests, for each Index Fund to invest their assets directly into securities (as opposed solely to shares of another investment company) and for a new investment sub-adviser, The Northern Trust Company, to become directly responsible for the day-to-day portfolio management of the Index Funds, subject to the supervision of the Board and State Farm Investment Management Corp., the investment adviser to the Index Funds.

Each of the actions described above will only become effective at the time of approval by the shareholders of each effected series of the Trust. As a result, the Board also unanimously determined to seek shareholder approval of the above proposals at a special meeting of shareholders, which is anticipated to be held on June 17, 2005. The Board further anticipates that shareholders of the Trust will receive a proxy statement describing each of the above proposals, as well as other proposals relating to the Trust, on or about April 22, 2005.

The Board of the Trust also approved imposing a shareholder services fee of 0.25% to the Institutional Class Shares, effective May 1, 2005.

120-4683b

                          STATE FARM MUTUAL FUND TRUST

State Farm Equity Fund                 State Farm Tax Advantaged Bond Fund
State Farm Small Cap Equity Fund       State Farm Money Market Fund
State Farm International Equity Fund   State Farm LifePath(R) Income Fund
State Farm S&P 500(R) Index Fund       State Farm LifePath 2010(R) Fund
State Farm Small Cap Index Fund        State Farm LifePath 2020(R) Fund
State Farm International Index Fund    State Farm LifePath 2030(R) Fund
State Farm Equity and Bond Fund        State Farm LifePath 2040(R) Fund
State Farm Bond Fund

                          R-1, R-2 and R-3 Class Shares
    March 25, 2005 Supplement to the Class R-1, R-2 and R-3 Prospectus dated
                              September 13, 2004.

On March 18, 2005, the Board of Trustees of the Trust ("the Board") unanimously approved the appointment of Capital Guardian Trust Company as investment sub-adviser to the Equity Fund series of the Trust. At that meeting, the Board also approved the Small Cap Index Fund and International Index Fund (the "Index Funds") each ceasing to be feeder funds that invest their assets exclusively into corresponding series of an unaffiliated master fund. As a result, the Board authorized each Index Fund to engage in a liquidating redemption from the corresponding series of the master fund into which each currently invests, for each Index Fund to invest their assets directly into securities (as opposed solely to shares of another investment company) and for a new investment sub-adviser, The Northern Trust Company, to become directly responsible for the day-to-day portfolio management of the Index Funds, subject to the supervision of the Board and State Farm Investment Management Corp., the investment adviser to the Index Funds.

Each of the actions described above will only become effective at the time of approval by the shareholders of each effected series of the Trust. As a result, the Board also unanimously determined to seek shareholder approval of the above proposals at a special meeting of shareholders, which is anticipated to be held on June 17, 2005. The Board further anticipates that shareholders of the Trust will receive a proxy statement describing each of the above proposals, as well as other proposals relating to the Trust, on or about April 22, 2005.

120-6344b